CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the leases are as follows:
Year ended December 31,	Total

2015	$157
2016	149
2017	50

$356